Members Equity - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vote	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Current Liabilities	$ 59,018	$ 33,540
Common Class A
Class of Stock [Line Items]
Number of votes entitled by holder | Vote	10
Common Class B
Class of Stock [Line Items]
Number of votes entitled by holder | Vote	1
Repurchase agreements
Class of Stock [Line Items]
Long-term note payable	$ 1,000
Current Liabilities	$ 1,000